Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2026
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Foreign Currency Risk

The group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollars, was as follows:

	2026			2025
	USD A$	CAD A$	HKD A$	USD A$	CAD A$	HKD A$
Cash and cash equivalents	486,627	42,919	-	1,078,285	15,680	-
Trade receivables	87,954	16,337	-	77,660	60,631	-
Trade payables	197,462	12,750	-	93,240	36,101	24,692
Total exposure	772,043	72,006	-	1,249,185	112,412	24,692

Schedule of Exchange Rates
	Impact on loss for the period		Impact on other components of equity
	2026 A$	2025 A$	2026 A$	2025 A$
USD/AUD exchange rate – change by 3.6% (2025: 4.6%)	27,794	57,463	4,652	5,178

*	Holding all other variables constant

Schedule of Loss Allowance

On that basis, the loss allowance as at June 30, 2026 was determined as follows for trade receivables:

	Days past due
30 June 2026	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	1.40%	1.40%	2.68%	0%	0%	32.38%
Gross carrying amount[1]	564,509	63,418	1,141	-	-	9,705	638,773
Loss allowance	7,905	889	31	-	-	3,143	11,968

1.	Trade receivables balance of $638,773 represents 8.28% of $7,713,601 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $11,968 was provided for. Subsequent to 30 June 2026, above 98% of the trade receivables balance has since been received in cash.

On that basis, the loss allowance as at June 30, 2025 was determined as follows for trade receivables:

	Days past due
30 June 2025	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate[1]	1.80%	4.17%	9.09%	19.34%	24.55%	33.15%
Gross carrying amount[1]	599,670	157,576	26,162	(9,559)	-	53,009	826,857
Loss allowance	10,789	6,575	2,379	(1,849)	-	17,572	35,466

1.	Trade receivables balance of $826,857 represents 11.35% of $7,287,002 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $35,466 was provided for. Subsequent to 30 June 2025, above 87% of the trade receivables balance has since been received in cash.

Schedule of Contractual Discounted Cash Flows	The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
of financial liabilities	A$	A$	A$	A$	A$	A$	A$
At 30 June 2026
Trade and other payables	1,345,485	-	-	-	-	1,345,485	1,345,485
Lease liabilities	14,984	15,622	33,268	125,669	-	189,543	189,543
Total	1,360,469	15,622	33,268	125,669	-	1,535,028	1,535,028
At 30 June 2025
Trade and other payables	1,529,435	-	-	-	-	1,529,435	1,529,435
Lease liabilities	24,725	24,725	49,449	24,725	-	123,624	123,624
Total	1,554,160	24,725	49,449	24,725	-	1,653,059	1,653,059